Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by operating activities	$ 16,970	$ 13,764	$ 48,202
Net cash (used in)/provided by investing activities	(158,335)	(54,982)	(70,546)
Net cash provided by financing activities	(11,041)	5,030	333,268
Net increase in cash and cash equivalents	(152,406)	(36,188)	310,924
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by operating activities	3,565	41,723	70,822
Net cash (used in)/provided by investing activities	1,859	(51,721)	(78,335)
Net cash provided by financing activities	2,508	1,055	856
Net increase in cash and cash equivalents	$ 7,932	$ (8,943)	$ (6,657)